Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Estimated amortization expense
2014	$ 174,878	1,058,658
2015	121,094	733,064
2016	84,734	512,956
2017	39,657	240,070
2018	$ 32,165	194,715